Prospectus Supplement

John Hancock Funds II (the Trust)
Capital Appreciation Value Fund (the fund)

Supplement dated December 9, 2021 to the current Prospectus, as may be supplemented (the Prospectus)

At its meeting held on December 7 - 9, 2021, the Trust’s Board of Trustees approved a new sub-subadvisory agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Investment Management, Inc. (T. Rowe Price Investment Management) with respect to the fund effective on or about March 7, 2022 (the Effective Date).

In connection with the changes described above, T. Rowe Price Investment Management is hereby added as sub-subadvisor to the fund as of the Effective Date.

The information regarding the subadvisor of the fund under the heading “Investment management” in the “Fund summary” section of the Prospectus is revised and restated in its entirety as follows as of the Effective Date:

Subadvisor T. Rowe Price Associates, Inc.

Sub-Subadvisor T. Rowe Price Investment Management, Inc.*

* Effective on or about March 7, 2022.

In addition, in the “Subadvisory Arrangements and Management Biographies” section of the Prospectus, the following information is added under the “T. Rowe Price Associates, Inc. (“T. Rowe Price”)” heading as of the Effective Date:

T. Rowe Price Investment Management, Inc. serves as sub-subadvisor to Capital Appreciation Value Fund*

* Effective on or about March 7, 2022.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Statement of Additional Information Supplement

John Hancock Funds II (the Trust)
Capital Appreciation Value Fund (the fund)

Supplement dated December 9, 2021 to the current Statement of Additional Information, as may be supplemented (the SAI)

At its meeting held on December 7 - 9, 2021, the Trust’s Board of Trustees approved a new sub-subadvisory agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Investment Management, Inc. (T. Rowe Price Investment Management) with respect to the fund effective on or about March 7, 2022 (the Effective Date).

In connection with the changes described above, T. Rowe Price Investment Management is hereby added as sub-subadvisor to the fund as of the Effective Date.

In the “APPENDIX B – PORTFOLIO MANAGER INFORMATION” section of the SAI as it relates to the fund, the following information is added under the “T. ROWE PRICE ASSOCIATES, INC.” heading as of the Effective Date:

T. ROWE PRICE INVESTMENT MANAGEMENT, INC. IS SUB-SUBADVISOR TO CAPITAL APPRECIATION VALUE FUND†

† Effective on or about March 7, 2022.

You should read this supplement in conjunction with the SAI and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.